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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

             Read Instructions at end of Form before preparing Form.
                              Please Print or Type

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1. Name and address of issuer:
                                  FNAL Variable Account
                                  555 Theodore Fremd Avenue, Suite C-209
                                  Rye, NY 10580

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2. Name of each series or class of funds for which this notice is filed:

                                    Variable insurance contracts

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3. Investment Company Act File Number:   811-6584

    Securities Act File Number:   33-46217, 33-79112

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4. Last day of fiscal year for which this notice is filed:   December 31, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the year but before termination of the issuer's 24F-2 declaration:

         Not Applicable     /  /

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable (see Instruction A.6):

         Not Applicable

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7. Number and Amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
         None

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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
         None

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9. Number and aggregate sale price of securities sold during the fiscal year:
         8,337,886         $118,564,742

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24F-2:
         8,337,886         $118,564,742

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):
         1,012,175         $14,393,125

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12. Calculation of registration fee:
         (i) Aggregate sale price of securities sold          $ 118,564,742
         during the fiscal year in reliance on rule           -------------
         24F-2 (From Item 10):

         (ii) Aggregate price of shares issued in             +  14,393,125
         connection with dividend reinvestment plans          -------------
         (from Item 11, if applicable):

         (iii) Aggregate price of shares redeemed or          -  17,091,296
         repurchased during fiscal year (if applicable):      -------------

         (iv) Aggregate price of shares redeemed or           +           0
         repurchased and previously applied as a              -------------
         reduction to filing fees pursuant to rule
         24e-2 (if applicable):

         (v) Net aggregate price of securities sold and         115,866,571
         issued during the fiscal year in reliance on         -------------
         rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] if applicable:

         (vi) Multiplier prescribed by Section 6(b) of        x      1/3300
         the Securities Act of 1933 or other applicable       -------------
         law or regulation (See instruction C.6):


         (vii) Fee due [line (i) or line (v) multiplied       $      35,108
         by line (vi)]:                                       -------------


Instruction:   Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of  Informal and Other
Procedures (17CFR 202.3a):   /x/ *

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:           February 26, 1997

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

FNAL Variable Account
(Registrant)

By:      First North American Life Assurance Company
         (Depositor)

By:     (Signature and Title)      /s/ RICHARD C. HIRTLE
                                   ----------------------------
                                   Richard C. Hirtle
                                   Vice President & Treasurer

Date:  February 26 1997

* Fee paid with Rule 24f-2 Filing for Securities Act File Number 33-46217. This fee also covers the Rule 24f-2 filing for the fiscal year ended December 31, 1996 for Securities Act File Number 33-79112.